Tax Financing Program - Payment Schedule of Tax Debt Refinancing Program (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
2018		R$ 278,277
2019		155,875
2020		94,060
2021		94,060
2022		94,060
2023 to 2024		172,445
Total	[1]	R$ 888,777	R$ 760,456

[1]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.